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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

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
Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [_];                   Amendment Number: ________

This Amendment (Check only one.):              [_] is a restatement.
                                               [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                                          Prides Capital Partners, L.L.C.
Address:                                       200 High Street; Suite 700
                                               Boston, MA 02110
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Form 13F File Number: 28- ________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

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
Name:      Murray A. Indick
Title:     Managing Member
Phone:     617.778.9200
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Signature, Place, and Date of Signing:

   /s/ Murray A. Indick
 ------------------------         Boston, MA             August 14, 2006
       [Signature]              [City, State]                 [Date]

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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

 Number of Other Included Managers:      0
 Form 13F Information Table Entry Total: 25
 Form 13F Information Table Value Total: $313,015
                                         (Thousands)
 List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. Form 13F File Number      Name
--- ------------------------  ----
    28-

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                          FORM 13F INFORMATION TABLE
                                See Excel sheet

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
                                                                                          SHR or PRN
Name of Issuer                      Title of Class   Cusip   Value (X1000) Shares/PRN AMT AMT SH/PRN
--------------                      -------------- --------- ------------- -------------- ----------
A D A M INC........................           COM  00088U108     1,049         168,789        SH
AMERITRANS CAP CORP................           COM  03073H108     4,333         854,700        SH
ANGELICA CORP......................           COM  034663104     6,442         367,300        SH
ARK RESTAURANTS CORP...............           COM  040712101    14,519         515,233        SH
CONSOLIDATED MERCANTILE INC........           COM  20950N107       585         430,283        SH
DARLING INTERNATIONAL INC..........           COM  237266101    24,922       5,501,708        SH
DECORATOR INDUSTRIES INC NEW....... COM PAR $0.20  243631207     2,447         275,600        SH
DIAMOND FOODS INC..................           COM  252603105    18,517       1,152,304        SH
EDIETS.COM.........................           COM  280597105    26,467       5,273,061        SH
EMBREX INC.........................           COM  290817105     4,003         396,749        SH
FINLAY ENTERPRISES INC.............       COM NEW  317884203     9,028       1,062,190        SH
HANGER ORTHOPEDIC GROUP INC........       COM NEW  41043F208    18,128       2,168,500        SH
HAWK CORP..........................           CLA  420089104     3,191         259,700        SH
HEALTHTRONICS INC..................           COM  42222L107    39,323       5,140,308        SH
MATERIAL SCIENCES CORP.............           COM  576674105     6,607         731,700        SH
MOD-PAC CORP.......................           COM  607495108       647          65,116        SH
PHOTOMEDEX INC.....................           COM  719358103     4,017       2,558,607        SH
POLYAIR INTER PACK INC.............           COM  731912101     1,810         862,100        SH
PRINCETON REVIEW INC...............           COM  742352107     3,993         750,573        SH
QC HOLDINGS INC....................           COM  74729T101    34,418       2,547,607        SH
RADIO ONE INC......................           CLA  75040P108     6,061         819,138        SH
SIX FLAGS INC......................           COM  83001P109    11,240       2,000,000        SH
TRUMP ENTERTAINMENT RESORTS........           COM  89816T103    36,136       1,793,394        SH
UFP TECHNOLOGIES INC...............           COM  902673102       896         149,143        SH
WASTE SERVICES INC.................           COM  941075103    34,236       3,808,332        SH
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
                                             Investment  Other                          Authority
Name of Issuer                      PUT/CALL Discretion Managers     Sole Voting Shared   None
--------------                      -------- ---------- -------- -------- ------------- ---------
A D A M INC........................            SHARED                         168,789
AMERITRANS CAP CORP................            SHARED                         854,700
ANGELICA CORP......................            SHARED                         367,300
ARK RESTAURANTS CORP...............            SHARED                         515,233
CONSOLIDATED MERCANTILE INC........            SHARED                         430,283
DARLING INTERNATIONAL INC..........            SHARED                       5,542,108
DECORATOR INDUSTRIES INC NEW.......            SHARED                         233,400
DIAMOND FOODS INC..................            SHARED                         826,184
EDIETS.COM.........................            SHARED                       5,273,061
EMBREX INC.........................            SHARED                         396,749
FINLAY ENTERPRISES INC.............            SHARED                         950,940
HANGER ORTHOPEDIC GROUP INC........            SHARED                       2,168,500
HAWK CORP..........................            SHARED                         256,700
HEALTHTRONICS INC..................            SHARED                       5,140,308
MATERIAL SCIENCES CORP.............            SHARED                         731,700
MOD-PAC CORP.......................            SHARED                         169,300
PHOTOMEDEX INC.....................            SHARED                       2,558,607
POLYAIR INTER PACK INC.............            SHARED                         862,100
PRINCETON REVIEW INC...............            SHARED                         750,573
QC HOLDINGS INC....................            SHARED                       2,047,607
RADIO ONE INC......................            SHARED                         819,138
SIX FLAGS INC......................            SHARED                       2,000,000
TRUMP ENTERTAINMENT RESORTS........            SHARED                       2,038,689
UFP TECHNOLOGIES INC...............            SHARED                         241,098
WASTE SERVICES INC.................            SHARED                      10,370,902
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